Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Significant Components of The Company's Deferred Tax Assets and Liabilities
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31 2019	December 31 2020
	USD thousands	USD thousands
Deferred tax assets:
Net operating loss carryforwards	8,630	13,448
Capitalized research and development expenses	1,588	1,889
Share based compensation	987	1,084
Accrued expenses	116	151

Deferred tax assets	11,321	16,572
Valuation allowance	(11,301)	(16,557)

Deferred tax assets, net of valuation allowance	20	15

Deferred tax liabilities:
Property and equipment	(2)	—

Deferred tax liabilities	(2)	—

Net deferred taxes	18	15

Schedule of Components of Income Tax Expense (Benefit)
The components of the net income (loss) before the provision for income taxes were as follows:

	Year ended December 31 2019	Year ended December 31 2020
	USD thousands	USD thousands
Israel	(19,241)	(20,004)
Foreign	208	39

Total	(19,033)	(19,965)

Income tax expense was as follows: Current:
Israel	—	—
Foreign	84	73

Total current tax expense	84	73

Deferred:
Israel	—	—
Foreign	(9)	3

Total deferred tax expense	(9)	3

Total income tax expense	75	76

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31 2019	Year ended December 31 2020
	USD thousands	USD thousands
Loss before income taxes as reported in the consolidated statements of operations	(19,033)	(19,965)
Statutory tax rate	23%	23%

Theoretical income tax benefit	(4,378)	(4,592)
Foreign tax rate differentials	(3)	1
Non-deductible share based compensation	245	288
Non-deductible revaluation of warrants	—	752
Currency transactions gain	(1,226)	(1,602)
Change in valuation allowance	5,385	5,256
Other differences, net	52	(27)

Actual income tax expense	75	76